Concentration of Risks - Summary of External Customers with 10% or More of Group's Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue, Major Customer [Line Items]
Revenue	¥ 44,317	$ 6,425	¥ 56,807	¥ 180,093
Cost of Revenue	15,098	2,189	20,777	73,914
Supplier A [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	3,056	443	7,807
Supplier B [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue			8,405
Supplier C [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue			7,596
Customer A [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				22,655
Customer B [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				92,331
Customer C [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			7,080	¥ 24,071
Customer D [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			¥ 19,646
Customer E [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	9,217	1,336
Customer F [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	5,611	814
Customer G [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	¥ 4,630	$ 671